Income Taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 20,842
Gross deferred tax asset	20,842
Valuation allowance	(20,842)
Net deferred tax assets